MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 1.3%
Bank of America Corp.	1,489	$49,316
Capital Goods: 9.4%
Allegion Plc	447	47,051
Emerson Electric Co.	1,086	104,321
Masco Corp.	1,933	90,213
Rockwell Automation, Inc.	429	110,498
		352,083
Commercial & Professional Services: 0.9%
TransUnion	584	33,142
Consumer Durables & Apparel: 3.7%
NIKE, Inc.	419	49,027
Polaris, Inc.	926	93,526
		142,553
Consumer Services: 2.6%
Starbucks Corp.	478	47,418
Yum! Brands, Inc.	419	53,666
		101,084
Diversified Financials: 20.4%
American Express Co.	315	46,541
BlackRock, Inc.	69	48,895
Charles Schwab Corp.	755	62,861
CME Group, Inc.	507	85,257
Intercontinental Exchange, Inc.	981	100,641
MarketAxess Holdings, Inc.	177	49,364
Moody’s Corp.	177	49,316
Northern Trust Corp.	556	49,200
S&P Global, Inc.	141	47,227
State Street Corp.	1,281	99,367
The Bank of New York Mellon Corp.	2,145	97,640
Tradeweb Markets, Inc.	674	43,763
		780,072
Food & Staples Retailing: 1.2%
Costco Wholesale Corp.	101	46,107
Food, Beverage & Tobacco: 8.8%
Brown-Forman Corp.	731	48,012
Constellation Brands, Inc.	396	91,773
Kellogg Co.	1,320	94,037
Mondelez International, Inc.	1,475	98,309
		332,131
Health Care Equipment & Services: 3.6%
Medtronic Plc	1,146	89,067
Zimmer Biomet Holdings, Inc.	392	49,980
		139,047
Household & Personal Products: 3.9%
Clorox Co.	688	96,547
Estee Lauder Companies	210	52,103
		148,650
	Number of Shares	Value
Materials: 1.2%
International Flavors & Fragrances, Inc.	451	$47,283
Media & Entertainment: 4.6%
Alphabet, Inc. *	430	37,939
Comcast Corp.	1,408	49,238
John Wiley & Sons, Inc.	2,156	86,369
		173,546
Pharmaceuticals, Biotechnology & Life Sciences: 4.2%
Biogen, Inc. *	167	46,246
Gilead Sciences, Inc.	772	66,276
Thermo Fisher Scientific, Inc.	89	49,011
		161,533
Retailing: 2.5%
Lowe’s Companies, Inc.	255	50,806
MercadoLibre, Inc. *	56	47,389
		98,195
Semiconductors & Semiconductor Equipment: 8.5%
Analog Devices, Inc.	294	48,225
Applied Materials, Inc.	955	92,998
KLA Corp.	268	101,044
Monolithic Power Systems, Inc.	112	39,604
Teradyne, Inc.	501	43,762
		325,633
Software & Services: 19.2%
Adobe, Inc. *	127	42,739
Autodesk, Inc. *	252	47,091
Blackbaud, Inc. *	864	50,855
Fortinet, Inc. *	945	46,201
Guidewire Software, Inc. *	579	36,222
Intuit, Inc.	122	47,485
Mastercard, Inc.	145	50,421
Microsoft Corp.	382	91,611
Palo Alto Networks, Inc. *	296	41,304
Roper Technologies, Inc.	233	100,677
ServiceNow, Inc. *	102	39,604
Tyler Technologies, Inc. *	148	47,717
VeriSign, Inc. *	249	51,155
Western Union Co.	3,539	48,732
		741,814
Technology Hardware & Equipment: 2.8%
Cisco Systems, Inc.	1,012	48,212
Keysight Technologies, Inc. *	335	57,308
		105,520
Transportation: 1.2%
CH Robinson Worldwide, Inc.	507	46,421
Total Common Stocks (Cost: $3,807,077)		3,824,130
Total Investments: 100.0% (Cost: $3,807,077)		3,824,130
Liabilities in excess of other assets: 0.0%		(1,305)
NET ASSETS: 100.0%		$3,822,825

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MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

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Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Information Technology	30.7%	$1,172,966
Financials	21.7	829,389
Consumer Staples	13.8	526,888
Industrials	11.3	431,646
Consumer Discretionary	9.0	341,832
Health Care	7.8	300,580
Communication Services	4.5	173,546
Materials	1.2	47,283
	100.0%	$3,824,130
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